Taxable Municipal Bond Series
Taxable Municipal Bond Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of taxable income derived from taxable municipal bonds without incurring undue risk to principal.
COSTS Fees and Expenses of the Taxable Municipal Bond Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (USD $)	Taxable Municipal Bond Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Taxable Municipal Bond Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses	Taxable Municipal Bond Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.89%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Taxable Municipal Bond Series	91	284	493	1,096

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Taxable Municipal Bond Series	91	284	493	1,096

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. For the year ended June 30, 2014, the Fund’s portfolio turnover rate was 9.71% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund seeks to provide a steady flow of taxable income derived from taxable municipal bonds of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally greater than 10 years. The Fund generally purchases taxable municipal bonds with nominal maturities typically ranging from 10-30 years. The nominal maturity of the Fund will normally average between 10-30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax (AMT) for this portfolio.

The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers do not have the ability to issue new Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market.

The Fund does not invest in any “tax credit” bonds authorized by the Act. As such, the Fund does not receive or pass through to shareholders tax credits as a result of investments.
Principal Risks of Investing
You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal bonds, even though the bonds are of investment grade, or possible loss of money. Changes in economic conditions or other circumstances may reduce the capacity of issuers of taxable municipal bonds to make principal and interest payments and may lead to defaults.

An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.

A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an “offset” which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Additionally, under the Budget Control Act of 2011, the Congressionally-mandated sequestration process has resulted in a delay or reduction in the payments to some issuers of Build America Bonds. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of Fund shares to fall.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had an average duration of 12.64 years as of June 30, 2014. There is no assurance that the investment objective of the Fund will be achieved.

The Barclays Capital Taxable Municipal Bond Index had average annual total returns of -5.75 percent and 7.75 percent for the 1- and 5-year periods ending December 31, 2013, respectively. This information is provided to give some indication of the risks of investment in the Fund. The Barclays Capital Taxable Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. The index only has historical data dating back to January 2006. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
Risk/Return Bar Charts and Tables
The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
TAXABLE MUNICIPAL BOND SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Highest Quarter Total Return:	11.29%	September 30, 2011
Lowest Quarter Total Return:	-3.53%	June 30, 2013
2014 Year-to-Date Total Return for the nine months ended September 30, 2014:	9.68%

For the Periods Ended December 31, 2013
Average Annual Total Returns	1 year	Since Inception	Inception Date
Taxable Municipal Bond Series	(1.83%)	5.62%	Nov. 01, 2010
Taxable Municipal Bond Series Return After Taxes on Distributions (%)	(3.99%)	3.62%	Nov. 01, 2010
Taxable Municipal Bond Series Return After Taxes on Distributions & Sale of Fund Shares (%)	(0.90%)	3.58%	Nov. 01, 2010
Taxable Municipal Bond Series Barclays Municipal Taxable Bond Index (Index reflects no deduction for fees, expenses or taxes)	(5.75%)	6.39%	Nov. 01, 2010